PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, at fair value
Beginning balance	$ 37,311	$ 42,262
Additions, net	103	(18)
Transfer from construction work-in-progress	631	738
Transfer to assets held for sale	(441)	(9)
Disposals	(1,176)	(4,781)
Items recognized through OCI:
Change in fair value	(12)	2,878
Foreign exchange	2,743	(2,394)
Items recognized through net income:
Change in fair value	(80)	(103)
Depreciation	(1,240)	(1,262)
Ending balance	37,839	37,311
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,385	1,776
Additions, net	1,167	778
Transfer to property, plant and equipment	(631)	(738)
Disposals	(283)	(542)
Items recognized through OCI:
Change in fair value	178	218
Foreign exchange	67	(107)
Items recognized through net income:
Change in fair value	(23)
Construction in progress, ending balance	1,860	1,385
Total property, plant and equipment, at fair value	39,699	38,696
Decommissioning assets	6
Value transferred to non-controlling interests		25
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance	27,104	26,591
Additions, net	15	4
Transfer from construction work-in-progress	115	82
Transfer to assets held for sale	(126)	0
Disposals	0	(174)
Items recognized through OCI:
Change in fair value	416	2,846
Foreign exchange	2,221	(1,687)
Items recognized through net income:
Change in fair value	(9)	(51)
Depreciation	(528)	(507)
Ending balance	29,208	27,104
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	243	221
Additions, net	145	115
Transfer to property, plant and equipment	(115)	(82)
Disposals	0	(1)
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	7	(10)
Items recognized through net income:
Change in fair value	0
Construction in progress, ending balance	280	243
Total property, plant and equipment, at fair value	29,488	27,347
Right-of-use assets, not subject to revaluation	29	34
Land not subject to revaluation	204	200
Value transferred to non-controlling interests	258
Wind
Property, plant and equipment, at fair value
Beginning balance	4,140	7,172
Additions, net	2	31
Transfer from construction work-in-progress	334	246
Transfer to assets held for sale	(165)	0
Disposals	0	(2,705)
Items recognized through OCI:
Change in fair value	103	(4)
Foreign exchange	113	(222)
Items recognized through net income:
Change in fair value	(38)	(9)
Depreciation	(314)	(369)
Ending balance	4,175	4,140
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	546	803
Additions, net	261	216
Transfer to property, plant and equipment	(334)	(246)
Disposals	0	(148)
Items recognized through OCI:
Change in fair value	54	(15)
Foreign exchange	15	(64)
Items recognized through net income:
Change in fair value	0
Construction in progress, ending balance	542	546
Total property, plant and equipment, at fair value	4,717	4,686
Right-of-use assets, not subject to revaluation	104	119
Land not subject to revaluation	12	12
Utility-scale solar
Property, plant and equipment, at fair value
Beginning balance	5,883	8,302
Additions, net	63	(53)
Transfer from construction work-in-progress	179	410
Transfer to assets held for sale	(136)	0
Disposals	(1,153)	(1,863)
Items recognized through OCI:
Change in fair value	(415)	(65)
Foreign exchange	417	(466)
Items recognized through net income:
Change in fair value	(33)	(12)
Depreciation	(355)	(370)
Ending balance	4,450	5,883
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	466	741
Additions, net	541	393
Transfer to property, plant and equipment	(179)	(410)
Disposals	(22)	(390)
Items recognized through OCI:
Change in fair value	40	165
Foreign exchange	45	(33)
Items recognized through net income:
Change in fair value	(23)
Construction in progress, ending balance	868	466
Total property, plant and equipment, at fair value	5,318	6,349
Right-of-use assets, not subject to revaluation	118	126
Other
Property, plant and equipment, at fair value
Beginning balance	184	197
Additions, net	23	0
Transfer from construction work-in-progress	3	0
Transfer to assets held for sale	(14)	(9)
Disposals	(23)	(39)
Items recognized through OCI:
Change in fair value	(116)	101
Foreign exchange	(8)	(19)
Items recognized through net income:
Change in fair value	0	(31)
Depreciation	(43)	(16)
Ending balance	6	184
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	130	11
Additions, net	220	54
Transfer to property, plant and equipment	(3)	0
Disposals	(261)	(3)
Items recognized through OCI:
Change in fair value	84	68
Foreign exchange	0	0
Items recognized through net income:
Change in fair value	0
Construction in progress, ending balance	170	130
Total property, plant and equipment, at fair value	176	314
Right-of-use assets, not subject to revaluation	8	0
Land not subject to revaluation	0	1
Solar Segment
Items recognized through net income:
Land not subject to revaluation	$ 40	$ 44